Summarized Quarterly Data (unaudited) (Details) - USD ($)	3 Months Ended							6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Summary of quarterly results of operations
Formation and operating costs	$ (92,548,000)		$ (106,267,000)				$ (983)		$ (284,035,000)	$ (228,725,000)
Loss from operations	13,894,000		(7,070,000)				(983)		31,072,000	(21,655,000)
Interest income							0
Net loss	$ (46,409,000)		$ (39,539,000)				$ (983)		$ (88,550,000)	$ (74,651,000)
Weighted average number of common shares outstanding, excluding shares subjected to possible conversions-basic and diluted	120,584,316		28,369,644				8,750,000		60,120,689	28,369,644
Basic and diluted net income (loss) per Share	$ (0.38)		$ (1.39)				$ 0		$ (1.47)	$ (2.63)
Capitol Acquisition Corp. III [Member]
Summary of quarterly results of operations
Formation and operating costs		$ (327,352)	$ (366,322)	$ (319,989)	$ (477,521)	$ (141,001)
Loss from operations		(327,352)	(366,322)	(319,989)	(477,521)	(141,001)
Interest income		262,207	218,239	225,337	132,167	25,479
Net loss		$ (65,145)	$ (148,083)	$ (94,652)	$ (345,354)	$ (115,522)		$ (116,505)			$ (653,234)
Weighted average number of common shares outstanding, excluding shares subjected to possible conversions-basic and diluted		9,783,543	9,748,052	9,729,607	9,680,095	8,433,123
Basic and diluted net income (loss) per Share		$ (0.01)	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.01)